UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            June 30, 2007
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       120
Entry Total:
Form 13F Information Table     	 $422,414,000
Value Total:

     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 PowerShares QQQ                   UNIT SER 1  73935A104       934     19,619   SH       Sole                  19,619
 S&P 500 SPDR                      UNIT SER 1  78462F103     1,125      7,481   SH       Sole                   7,481
 SPDR DJ Wilshire Int'l Real       DJ WIL REIT 863308839     4,993     76,843   SH       Sole                  76,843
 Estate
 iShares MSCI EAFE                 MSCI EAFE   464287465    43,047    532,953   SH       Sole                 532,953
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    85,545  1,444,765   SH       Sole               1,444,765
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       317      3,881   SH       Sole                   3,881
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    86,966  1,002,602   SH       Sole               1,002,602
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       201      2,342   SH       Sole                   2,342
                                   GROW
 iShares Russell 3000 Index        RUSSELL     464287689       245      2,817   SH       Sole                   2,817
                                   3000
 iShares S&P 500                   S&P 500     464287200    90,284    599,855   SH       Sole                 599,855
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       246      3,583   SH       Sole                   3,583
 iShares S&P 500/Barra Value       S&P 500     464287408       213      2,601   SH       Sole                   2,601
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    33,501    236,858   SH       Sole                 236,858
                                   600
 3M Co.                            COM         88579y101       237      2,730   SH       Sole                   2,730
 AT&T Inc. New                     COM         78387G103     1,878     45,247   SH       Sole                  45,247
 Abbott Laboratories               COM         002824100     2,624     49,009   SH       Sole                  49,009
 Allergan Inc.                     COM         184901023       464      8,056   SH       Sole                   8,056
 Allstate Corp                     COM         020002101       720     11,713   SH       Sole                  11,713
 Altria Group                      COM         718154107       700      9,986   SH       Sole                   9,986
 American Express Company          COM         025816109       387      6,328   SH       Sole                   6,328
 American Intl Group Inc           COM         026874107       598      8,546   SH       Sole                   8,546
 Amgen                             COM         311621007       248      4,492   SH       Sole                   4,492
 Anheuser Busch Co.                COM         352291033       330      6,331   SH       Sole                   6,331
 Apple Computer, Inc.              COM         378331003       509      4,173   SH       Sole                   4,173
 BankAmerica Corp.                 COM         605051044     1,040     21,279   SH       Sole                  21,279
 Baxter International Inc.         COM         718131097       217      3,851   SH       Sole                   3,851
 Boeing Company Capital            COM         970231056       443      4,612   SH       Sole                   4,612
 Bristol-Myers Squibb Company      COM         110122108       244      7,745   SH       Sole                   7,745
 British Petroleum Amoco           COM         556221042     1,518     21,044   SH       Sole                  21,044
 C H Robinson                      COM         12541W100     1,217     23,180   SH       Sole                  23,180
 C V S Corp Del                    COM         126650100       281      7,703   SH       Sole                   7,703
 Carnival Corp.                    COM         143658102       339      6,951   SH       Sole                   6,951
 Caterpillar                       COM         149123101     1,041     13,294   SH       Sole                  13,294
 Charles Schwab                    COM         808513105       268     13,047   SH       Sole                  13,047
 ChevronTexaco Corp.               COM         166764100     1,176     13,959   SH       Sole                  13,959
 Cisco Systems                     COM         17275R102       830     29,790   SH       Sole                  29,790
 Citigroup Inc.                    COM         172967101     1,330     25,925   SH       Sole                  25,925
 Coca Cola                         COM         191216100       488      9,337   SH       Sole                   9,337
 ComCast                           COM         20030N101       398     14,138   SH       Sole                  14,138
 Conocophillips                    COM         718507106       673      8,570   SH       Sole                   8,570
 Dell Inc.                         COM         24702r101       609     21,336   SH       Sole                  21,336
 Diamond Management & Technology   COM         25278P106       455     34,454   SH       Sole                  34,454
 Consultant
 Disney                            COM         254687106       434     12,725   SH       Sole                  12,725
 Dow Chemical Co.                  COM         260543103       231      5,235   SH       Sole                   5,235
 Dupont                            COM         263534109       213      4,194   SH       Sole                   4,194
 Eli Lilly                         COM         532457108       209      3,736   SH       Sole                   3,736
 Emerson Electric                  COM         291011104       251      5,354   SH       Sole                   5,354
 Exelon Corporation                COM         30161N101     1,549     21,342   SH       Sole                  21,342
 Exxon Mobil Corporation           COM         30231G102     3,491     41,617   SH       Sole                  41,617
 Ford Motor Company                COM         345370860       164     17,364   SH       Sole                  17,364
 General Electric                  COM         369604103     2,191     57,245   SH       Sole                  57,245
 Glaxosmithkline                   COM         37733W105       678     12,938   SH       Sole                  12,938
 Goldman Sachs Group               COM         38141G104       539      2,485   SH       Sole                   2,485
 Google Inc                        COM         38259p508       458        876   SH       Sole                     876
 Hewitt Associates Inc             COM         42822Q100     2,202     68,820   SH       Sole                  68,820
 Hewlett Packard Co                COM         428236103     1,069     23,959   SH       Sole                  23,959
 Home Depot                        COM         437076102       365      9,275   SH       Sole                   9,275
 Honeywell International           COM         438516106       251      4,462   SH       Sole                   4,462
 IBM                               COM         459200101       925      8,790   SH       Sole                   8,790
 ISCO International Inc.           COM                          12     62,500   SH       Sole                  62,500
 Innovative Holdings               COM	                         0     50,000   SH       Sole                  50,000
 Intel Corp.                       COM         458140100     1,138     47,950   SH       Sole                  47,950
 J P Morgan Chase & Co.            COM         46625H100     1,139     23,504   SH       Sole                  23,504
 Janus Capital Group Inc.          COM         860831106       436     15,669   SH       Sole                  15,669
 Johnson & Johnson                 COM         478160104     1,148     18,631   SH       Sole                  18,631
 Kraft Foods Inc                   COM         50075n104       241      6,828   SH       Sole                   6,828
 Lehman Bros Holding Inc.          COM         524908100       244      3,214   SH       Sole                   3,214
 Lowes Companies Inc.              COM         548661107       215      6,990   SH       Sole                   6,990
 Maisonette Int'l Enterprises Ltd  COM                           2    100,000   SH       Sole                 100,000
 Marathon Oil                      COM         565849106       200      3,338   SH       Sole                   3,338
 McDonald's Corporation            COM         580135101    10,858    213,912   SH       Sole                 213,912
 McGraw Hill Cos                   COM         580645109       237      3,487   SH       Sole                   3,487
 Medtronic, Inc.                   COM         585055106       265      5,109   SH       Sole                   5,109
 Mellon                            COM         58551A108       279      6,347   SH       Sole                   6,347
 Merck & Co, Inc.                  COM         589331107       504     10,114   SH       Sole                  10,114
 Merrill Lynch                     COM         590188108       353      4,227   SH       Sole                   4,227
 Metlife Inc.                      COM         59156R108       296      4,594   SH       Sole                   4,594
 Microsoft                         COM         594918104     1,264     42,887   SH       Sole                  42,887
 Monsanto Co.                      COM         61166W101       277      4,108   SH       Sole                   4,108
 Morgan Stanley / Dean Witter      COM         617446448     2,198     26,202   SH       Sole                  26,202
 Motorola Inc.                     COM         620076109       572     32,302   SH       Sole                  32,302
 National Semi-Conductor Corp.     COM         637640103       289     10,238   SH       Sole                  10,238
 Northern Trust                    COM         665859104       652     10,145   SH       Sole                  10,145
 Novamed Eyecare Inc.              COM         66986W108       103     17,000   SH       Sole                  17,000
 Occidental Petroleum Corp         COM         674599105       295      5,098   SH       Sole                   5,098
 Oracle Corp.                      COM         68389X105       402     20,393   SH       Sole                  20,393
 Pepsico Inc                       COM         713448108       604      9,318   SH       Sole                   9,318
 Pfizer Incorporated               COM         717081103       777     30,388   SH       Sole                  30,388
 Praxair Inc                       COM         74005P104       241      3,350   SH       Sole                   3,350
 Procter & Gamble                  COM         742718109     1,026     16,772   SH       Sole                  16,772
 Prudential Securities             COM         744320102       426      4,386   SH       Sole                   4,386
 Qualcomm, Inc.                    COM         747525103       347      7,998   SH       Sole                   7,998
 Raytheon Company                  COM         755111507       249      4,626   SH       Sole                   4,626
 SWMX Inc.                         COM                         327  1,309,000   SH       Sole               1,309,000
 Schlumberger                      COM         806857108       525      6,177   SH       Sole                   6,177
 Serefex Corp.                     COM         81748P101         2     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       216      2,325   SH       Sole                   2,325
 Sirius Sattelite Radio Inc.       COM         82966U103        41     13,555   SH       Sole                  13,555
 Sprint Nextel Corp.               COM         852061100       444     21,456   SH       Sole                  21,456
 Sun Microsystems                  COM         866810104       170     32,319   SH       Sole                  32,319
 Target                            COM         8.76E+110       284      4,470   SH       Sole                   4,470
 Texas Instruments                 COM         882508104       322      8,553   SH       Sole                   8,553
 Tiffany & Co                      COM         886547108       342      6,452   SH       Sole                   6,452
 Time Warner Inc.                  COM         887317105       728     34,609   SH       Sole                  34,609
 Tyco International                COM         902124106       247      7,316   SH       Sole                   7,316
 US Bancorp                        COM         902973304       422     12,822   SH       Sole                  12,822
 Union Pacific                     COM         907818108       253      2,198   SH       Sole                   2,198
 United Health Care Corp.          COM         91324P102       365      7,136   SH       Sole                   7,136
 United Parcel Service Class B     COM         911312106       277      3,793   SH       Sole                   3,793
 United Technologies Corp.         COM         913017109       344      4,853   SH       Sole                   4,853
 Verizon Communications            COM         92343V104       707     17,168   SH       Sole                  17,168
 Viacom Inc. Class B               COM         925524308       277      6,658   SH       Sole                   6,658
 Wachovia Corporation              COM         929903102       462      9,016   SH       Sole                   9,016
 Wal-Mart                          COM         931142103       595     12,363   SH       Sole                  12,363
 Walgreen Company                  COM         931422109       400      9,182   SH       Sole                   9,182
 Washington Mutual Inc.            COM         939322103       314      7,361   SH       Sole                   7,361
 WellPoint Health Networks         COM         94973H108       230      2,878   SH       Sole                   2,878
 Wells Fargo & Co New              COM         949746101     2,024     57,539   SH       Sole                  57,539
 Wyeth                             COM         983024100       380      6,629   SH       Sole                   6,629
 YUM! Brands Inc                   COM         988498101       328     10,018   SH       Sole                  10,018